Rights to Use Airport Facilities - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 1,846,891	$ 1,694,125	$ 1,584,461
Airport facilities [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 49,002	$ 56,699	$ 56,700